Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 106,610	$ 73,702
Prepaid expenses and other current assets	23,271	15,344
Total current assets	129,881	89,046
Property and equipment, net	6,755	7,272
Intangible assets, net	32	43
Other non-current assets	3,795	1,029
Total assets	140,463	97,390
CURRENT LIABILITIES:
Accounts payable	12,862	5,817
Accrued expenses and other current liabilities	8,621	6,617
Total current liabilities	21,483	12,434
Total liabilities	21,483	12,434
Commitments and contingencies (Note 12)
SHAREHOLDERS’ EQUITY:
Preferred shares, £0.00001 par value, 300,000,000 shares authorized as of June 30, 2020 and December 31, 2019; 148,373,779 and 106,081,025 issued and outstanding at June 30, 2020 and December 31, 2019, respectively	1	1
Additional paid-in capital	278,923	207,622
Accumulated other comprehensive loss	(7,165)	(2,999)
Accumulated deficit	(152,932)	(119,668)
Total shareholders’ equity	118,980	84,956
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	140,463	$ 97,390
Deferred B Shares
SHAREHOLDERS’ EQUITY:
Deferred shares, value	153
Total shareholders’ equity	$ 153